Accrued Payroll And Other Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current:
Accrued payroll	$ 82,396	$ 101,183
Long-term incentive plan	806	3,620
Dividends payable	12,509	12,509
Accrued expenses	8,720	13,422
Amnesty program	0	2,220
Other liabilities	7,641	9,016
Accrued payroll and other liabilities, Current	112,072	141,970
Non-current:
Long-term incentive plan	0	1,302
Amnesty program	0	15,598
Other liabilities	18,440	18,546
Accrued payroll and other liabilities, Non-current	$ 18,440	$ 35,446